Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only) (Tables) (Ocean Rig UDW Inc.)	12 Months Ended
Dec. 31, 2012
Ocean Rig UDW Inc.
Balance Sheets
	2011	2012

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$1,303	$954
Other current assets	17,021	434
Total current assets	18,324	1,388

NON-CURRENT ASSETS:
Drillships options	24,756	-
Investments in subsidiaries*	3,469,901	3,424,157
Total non-current assets	3,494,657	3,424,157

Total assets	$3,512,981	$3,425,545

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Other current liabilities	24,826	14,488
Financial instruments	-	10,839
Total current liabilities	24,826	25,327

NON-CURRENT LIABILITIES
Long term debt, net of current portion	489,699	491,703
Total non-current liabilities	489,699	491,703
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2011 and 2012, nil issued and outstanding at December 31, 2011 and 2012, respectively
Common stock, $0,01par value; 1,000,000,000 shares authorized, at December 31, 2011 and 2012, 131,696,928 and 131,725,128 issued and outstanding at December 31, 2011 and 2012 respectively	1,317	1,317
Additional paid-in capital	3,469,924	3,489,018
Accumulated other comprehensive income	(51,126)	(27,825)
Accumulated deficit	(421,659)	(553,995)
Total stockholders' equity	2,998,456	2,908,515
Total liabilities and stockholders' equity	$3,512,981	$3,425,545

* Eliminated in consolidation

Statements of Operations
	2010	2011	2012
EXPENSES:

General and administrative expenses	$2,456	$8,591	$12,877
Legal settlements and other, net	-	-	6,100
Operating loss	2,456	8,591	18,977

OTHER INCOME / (EXPENSES):
Interest and finance costs	(326)	(35,328)	(58,210)
Interest income	4,202	3,216	4
Loss on interest rate swaps	-	-	(38)
Other, net	37	1,068	(2,476)

Total other (expenses), net	3,913	(31,044)	(60,720)

Equity in earnings/(loss) of subsidiaries*	133,304	134,933	(52,639)

Net income/(loss)	$134,761	$95,298	$(132,336)

Earnings/(loss) per common share, basic and diluted	1.30	0.72	(1.00)

Weighted average number of shares, basic and diluted	103,908,279	131,696,928	131,696,935

* Eliminated in consolidation

Statements of Comprehensive Income/(loss)
	2010	2011	2012
Net income / (Loss)	$134,761	$95,298	$(132,336)

Other Comprehensive income / (loss):
Unrealized interest rate swap gains/(losses)	(5,495)	3,272	-
Realized loss on cash flow hedges associated with capitalized interest	(21,523)	(3,272)	-
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	-	722	1,034
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	-	9,816	22,904
Actuarial gains/(losses)	424	(942)	(637)
Other Comprehensive income/ (loss)	(26,594)	9,596	23,301
Total Comprehensive income / (loss)	$108,167	$104,894	$(109,035)

Statements of Cash Flows
	2010	2011	2012
Net Cash Used in Operating Activities	$(753)	$(28,728)	$(59,992)

Cash Flows from Investing Activities:
Investments in subsidiaries	(583,498)	(846,731)	59,643
Drillships options	(99,024)	-	-
Restricted cash	(302,011)	302,011	-
Net Cash Used in/ Provided by Investing Activities	(984,533)	(544,720)	59,643

Cash Flows from Financing Activities:
Due to subsidiaries	(335,223)	334,996	-
Capital contribution from DryShips	583,498	-	-
Net proceeds from common stock issuance	488,301	-	-
Proceeds from credit facility	300,000	500,000	-
Payments of credit facility	-	(300,000)	-
Payment of financing fees	-	(11,535)	-
Net Cash Provided by Financing Activities	1,036,576	523,461	-
Net (decrease) / increase in cash and cash equivalents	51,290	(49,987)	(349)
Cash and cash equivalents at beginning of year	-	51,290	1,303
Cash and cash equivalents at end of year	$51,290	$1,303	$954